CAPITAL STOCK (Details Narrative) - USD ($)									1 Months Ended																3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 07, 2020	Jan. 12, 2020	Jul. 18, 2019	May 09, 2019	May 08, 2019	Oct. 04, 2018	May 05, 2017	Dec. 13, 2016	Jul. 31, 2021	Jul. 26, 2021	Feb. 26, 2020	Feb. 24, 2020	Jan. 26, 2020	Sep. 04, 2019	Aug. 02, 2019	Apr. 25, 2019	Mar. 27, 2019	Mar. 18, 2019	Feb. 12, 2019	Dec. 20, 2018	Nov. 30, 2018	Sep. 27, 2018	May 21, 2018	May 15, 2015	Mar. 31, 2020	Jun. 30, 2019	Nov. 30, 2017	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 27, 2020	Feb. 22, 2020	Feb. 14, 2020	Feb. 13, 2020	Feb. 12, 2020	Sep. 03, 2019	May 23, 2019	May 17, 2019	Apr. 23, 2019	Jan. 24, 2019	Jan. 16, 2019	Sep. 07, 2018	Aug. 14, 2018	Apr. 12, 2018	Apr. 09, 2018	Apr. 05, 2018	Mar. 28, 2018	Mar. 14, 2018	Jan. 19, 2018	Jan. 02, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 28, 2017
Issuance of common stock in connection with Consulting Agreement, amount	$ 141,200																									$ 390,000
Convertible preferred stock, shares issued upon conversion											150,000	100,000																					1,500
Fair value of shares and notes expensed as consulting fees											$ 100,500	$ 67,500	$ 100,500												$ 101,018
Common stock share issued										547,200		100,000	150,000												160,000								375,000
Preferred Stock, shares issued										4,268
Warrants issued to purchase shares of common stock		1,200,000								2,209,517
Aggregate preferred shares issued in exchange										3,555
Common Stock, shares sold		1,500
Proceeds from exercise of warrants																															$ 307,200
Consulting fees																										$ 95,000
Notes payable, notes settled against common and preferred stock										$ 5,414,865
Gross proceeds		$ 1,500,000
Warrants issued to purchase shares of preferred stock										$ 14,304,880
Preferred Stock, shares designated										45,000
Preferred Stock, shares sold										18,800
Preferred Stock, shares par value										$ 0.001
Preferred Stock, shares par value, stated value		$ 1,000								$ 1,000
Exercise price		$ 1.25							$ 0.31
Preferred Stock, liquidation preference		$ 1,000
Common stock, shares issued for services																												3,401,670
Common stock, shares issued for services, value																												$ 1,238,502
Common stock, shares issued in exchange for retiring old outstanding warrants																												8,283,899
Warrants, Granted									14,304,880
Warrants to purchase common stock									73,338,203
Preferred stock in exchange																	10
Issuance of New Warrants in connection with Warrant Exercise Agreements dated May 8, 2019																										1,920,000			1,920,000	1,920,000
Sale of stock																											480,000
Note payable	$ 50,000																											$ 5,050,000		$ 28,458	$ 40,000
Issuance of common stock in connection with Consulting Agreement, shares	120,000																													250,000
Common stock shares issued	120,000										150,000	100,000													160,000	50,000		89,032,764		17,268,881	14,576,681	160,000	375,000				781,250
Services relating offering shares																																					3,125
Preferred Stock stated value																												$ 0.001		$ 0.001	$ 0.001
Warrants to acquire																												87,643,083
Common stock value																												$ 0.001		$ 0.001	$ 0.001
Vice President Roseann Faltings [Member]
Common stock shares issued																	500,000
Note Payable [Member]
Fair value of shares and notes expensed as consulting fees																														$ 50,000
Bellissima Spirits LLC [Member]
Ownership percentage								51.00%																						51.00%
Iconic [Member]
Common stock share issued																									150,000
Warrant [Member]
Preferred Stock, shares issued						2,077,994
Common stock price per share					$ 2.25																									$ 2.50																		$ 0.625
Convertible preferred stock, shares issued upon conversion						831,198
Exercise Price Per Share																												$ 0.3125
Notes payable and accrued interest						$ 519,499
Warrants issued					960,000
Fair value of warrants expensed					$ 307,200
Preferred Stock Series F [Member]
Common stock share issued																												1,187,200
Preferred Stock, shares issued															5,000,000													0		2,414	3,156
Preferred Stock stated value																												$ 1,000		$ 1,000	$ 1,000
Convertible preferred stock, shares issued upon conversion																												742
Preferred Stock, shares outstanding																												0		2,414	3,156
Warrants to acquire period															5 years
Common stock exercise price															$ 0.625
Warrants to investors offering shares															3,125
Preferred Stocks Series E [Member]
Fair value of shares and notes expensed as consulting fees												$ 33,750
Common stock share issued												67,500																								270,000
Preferred Stock, shares issued																																							800,000
Convertible preferred stock, shares issued upon conversion												50,000																						675,000	675,000	675,000			320,000
Preferred Stock, shares outstanding																																				2,115,224
Four Investor [Member]
Common stock price per share																							$ 0.25
Exercise price per share																							$ 2.50
Warrants to acquire period																							5 years
Warrants to acquire																							1,200,000
Proceeds from warrants to acquire																							$ 300,000
Warrants issued																							480,000
Holders [Member] | Warrant Exercise Agreements [Member]
Issuance of New Warrants in connection with Warrant Exercise Agreements dated May 8, 2019																														1,920,000
Warranty term																														5 years
Exercise Price Per Share																														$ 2.25
Consulting Agreement [Member]
Common stock shares issued																																						250,000
Richard DeCicco [Member] | Vice President Roseann Faltings [Member]
Preferred Stock, shares issued																	5
Chief Executive Officer Richard DeCicco [Member]
Common stock shares issued																	500,000
Investors [Member] | Series G Preferred Stock | Warrant [Member]
Services relating offering shares																														3,125
Warranty term																														5 years
Exercise Price Per Share																														$ 1.25
Warrants issued																														1,180,000
April 15, 2019 [Member]
Common stock share issued																												50,000
January 13, 2020 and January 14, 2020 [Member]
Gross proceeds		$ 1,475,000
Proceeds from preferred stock																														$ 1,475,000
May 29, 2020 and June 5, 2020 [Member] | Preferred Stock Series F [Member]
Common stock shares issued																														883,200
Convertible preferred stock, shares issued upon conversion																														552
January 16, 2020 and February 24, 2020 [Member] | Preferred Stock Series F [Member]
Common stock shares issued																														304,000
Convertible preferred stock, shares issued upon conversion																														190
October 2, 2019 and December 31, 2019 [Member] | Six Holders [Member]
Common stock shares issued																														813,600
Convertible preferred stock, shares issued upon conversion																														508
October 25, 2019 and December 26, 2019 [Member] | Two Holders [Member]
Common stock shares issued																														260,757
Convertible preferred stock, shares issued upon conversion																														651,892
July 26, 2019 to August 28, 2019 [Member] | Three Holders [Member]
Common stock shares issued																														400,000
Convertible preferred stock, shares issued upon conversion																														1,000,000
September 19, 2019 to September 27, 2019 [Member] | Three Holders [Member]
Common stock shares issued																														227,200
July 26, 2021 [Member]
Series A Preferred Exchange Agreement, description																												Pursuant to the Series A Preferred Exchange Agreement, Mr. DeCicco exchanged his one share of Series A Preferred Stock for 25,600,000 shares of Common Stock. Upon such exchange, the Series A Preferred Stock, which previously gave Mr. DeCicco two votes for every one vote of the Company’s outstanding voting securities
June 2, 2020 [Member]
Common stock shares issued for services																										50,000		50,000
Common stock shares issued for services, value																										$ 35,500		$ 35,500
June 1, 2020 [Member]
Common stock shares issued for services																										75,000		75,000
Common stock shares issued for services, value																										$ 51,750		$ 51,750
May 1, 2020 [Member]
Common stock shares issued for services																										275,000		275,000
Common stock shares issued for services, value																										$ 167,750		$ 167,750
Common Stock [Member]
Fair value of shares and notes expensed as consulting fees																														$ 91,200
Series A-2 Preferred stock. [Member]
Common stock share issued										547,200
Preferred Stock, shares issued										4,268
Common Stock, shares sold										6,711,997
Notes payable, notes settled against common and preferred stock										$ 5,414,865
Preferred Stock, shares sold										18,800
Common stock, shares sold for an aggregate of net of fees										$ 15,003,654
Preferred Stock, outstanding voting securities										$ 25,600,000
Securities Exchange Agreement [Member] | Newly designated Iconic Series D Convertible Preferred Stock [Member]
Sale of stock			3,125
Preferred Stock stated value			$ 1,000
Proceeds from preferred stock			$ 3,125,000
Convertible preferred stock, shares issued upon conversion						831,198									1,600
Warrants to acquire period															5 years
Common stock exercise price															$ 0.625
Warrants to acquire			5,000,000
Commissions and expenses															$ 322,500
Distribution preference liquidation															$ 1,000
Subscription amount															1.00%
Aggregate shares			681
Securities Exchange Agreement [Member] | BiVi [Member]
Ownership percentage																								51.00%
Securities exchange agreement description																								in the event of a Sale (as defined) to receive out of the proceeds of such Sale (in whatever form, be it cash, securities, or other assets), a distribution from the Company equal to 76.93% of all such proceeds received by the Company prior to any distribution of such proceeds to all other classes of equity securities, including any series of preferred stock designated subsequent to this Series C Preferred Stock.
Securities Exchange Agreement [Member] | Bellissima Spirits LLC [Member]
Preferred Stock, shares issued								10
Ownership percentage								51.00%
Securities Exchange Agreement [Member] | Bellissima [Member]
Ownership percentage								51.00%
Securities exchange agreement description								pursuant to the Securities Purchase Agreement (See Note 5) for the Company’s 51% investment in Bellissima, entitled the holders to convert each share of Series D Preferred Stock to the equivalent of 5.1% of the common stock issued and outstanding at the time of conversion.
Securities Exchange Agreement [Member] | Holders [Member] | Convertible Notes [Member] | First Tranche
Convertible notes						$ 76,569
Exchange of common stock shares						122,510
Convertible notes paid off with cash						$ 90,296
Securities Exchange Agreement [Member] | Richard DeCicco [Member]
Preferred Stock, shares issued																								1,000
Securities Exchange Agreement [Member] | Roseann Faltings [Member]
Preferred Stock, shares issued								5
Share Exchange Agreement [Member] | Green Grow Farms, Inc. [Member]
Sale of stock				2,000,000
Note payable				$ 200,000
Ownership percentage				51.00%																										51.00%	51.00%
Securities Purchase Agreement [Member] | Third Tranche [Member]
Preferred Stock, shares issued																																							800,000	673,398
Preferred stock in exchange			2,725,000											387,500		287,500		100,000	287,520
Proceeds from preferred stock														$ 96,875		$ 71,875		$ 25,000	$ 71,880
Convertible preferred stock, shares issued upon conversion																																							320,000	269,359
Convertible notes														$ 675,000		$ 168,750		$ 387,520	$ 96,880
Exercise price														0.25		0.25		0.25	0.25
Securities Purchase Agreement [Member] | Second Tranche [Member]
Preferred stock in exchange																				287,500	287,500	387,500
Proceeds from preferred stock																				$ 71,875	$ 71,875
Warrants to acquire																						1,550,000
Closing dated																						Feb. 07, 2019
Exchange of convertible notes																						$ 975,000
Preferred Stock remaining balance																						$ 243,750
Preferred stock value																				$ 0.25	$ 0.25
Securities Purchase Agreement [Member] | Four Investor [Member]
Sale of stock																							480,000
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Convertible Preferred Stock Series G [Member] | Warrant [Member]
Proceeds from exercise of warrants		$ 1,500,000
Sale of stock		1,500
Preferred Stock stated value		$ 1,000
Purchase shares of common stock issued		$ 1,200,000
Preferred stock liquidation preference value		$ 1,000
Common stock price per share		$ 1.25
Exercise price per share		$ 1.25
Warranty term		5 years
Securities Purchase Agreement [Member] | Nine Investor [Member] | First Tranche
Sale of stock						4,650,000
Warrants to acquire period						5 years
Exercise price						1.25
Warrants to acquire						1,860,000
Closing dated						Sep. 27, 2018
Proceeds from warrants to acquire						$ 1,162,500
Securities Purchase Agreement [Member] | Nine Investor [Member] | First Tranche Sale
Sale of stock						1,550,000
Warrants to acquire						620,000
Proceeds from warrants to acquire						$ 387,500
Securities Purchase Agreement [Member] | Nine Investors [Member] | First Tranche
Proceeds from preferred stock						$ 1,162,500
Warrants to acquire period						5 years
Exercise price						1.25
Warrants to acquire						1,860,000
Sale of preferred stock						4,650,000
Securities Purchase Agreement [Member] | Nine Investors [Member] | First Tranche [Member]
Warrants to acquire						620,000																620,000
Sale of preferred stock						1,550,000
Proceeds from issuance of common stock and warrants						$ 387,500
Securities Purchase Agreement [Member] | September 2017 To November 2017 [Member] | Four Investor [Member]
Warrants to acquire period																														5 years
Warrants issued																														480,000
Proceeds from issuance of common stock and warrants																														$ 300,000
Common stock value					$ 2.50
Acquisition Agreement [Member]
Common stock shares issued for aquisition										26,009,600
Common stock shares issued for aquisition, value										$ 10,143,744
Common stock shares issued for services																												275,000
Placement agent [Member] | Five Associated Individuals [Member]
Common stock shares issued																	1,000,000
Services relating offering shares															3,125
Amended Settlement Agreement [Member]
Common stock shares issued																																																				253,333	284,777
Amended Settlement Agreement [Member] | Escrow Agent [Member]
Common stock shares issued																																									98,078	436,125
Settlement Agreement [Member]
Common stock shares issued																																											70,572	51,938
Notes payable and accrued interest																																											$ 44,108	$ 32,461
Settlement Agreement [Member] | Escrow Agent [Member]
Common stock shares issued																																													481,151	280,296	172,000		126,667	216,127	103,447
Settlement Agreement [Member] | Four Holders [Member]
Notes payable and accrued interest																																																						$ 892,721
Irrevocably reserve common stock																																																						1,931,707
Settlement Agreement [Member] | Five Holders [Member]
Notes payable and accrued interest							$ 1,099,094
Irrevocably reserve common stock							2,452,000
Release dated							Mar. 28, 2017
Settlement Agreement [Member] | Five Holders [Member] | Minimum [Member]
Notes payable and accrued interest							$ 206,373
Irrevocably reserve common stock							520,293
Settlement Agreement [Member] | Five Holders [Member] | Maximum [Member]
Notes payable and accrued interest							$ 892,721
Irrevocably reserve common stock							1,931,707
Preferred Stock Exchange Agreement [Member] | Ms. Faltings [Member]
Common stock shares issued																	500,000
Preferred Stock Exchange Agreement [Member] | Richard DeCicco [Member]
Common stock shares issued																	500,000
Preferred Stock Exchange Agreement [Member] | Richard DeCicco [Member] | Ms. Faltings [Member]
Preferred Stock, shares issued																	1,000,000
Preferred stock in exchange																	10
Share Purchase Agreement [Member] | October 27, 2017 [Member] | Four Investor [Member]
Common stock shares purchased																							480,000
Convertible preferred stock conversion description																							The Exchange Agreement provided for the exchange of the 480,000 shares of common stock for 1,200,000 shares of Series E Preferred Stock. Each share of Series E Preferred Stock is convertible into 0.4 shares of common stock, is entitled to 0.4 votes on all matters to come before the common stockholders or shareholders generally, is entitled to dividends on an as-converted-to-common stock basis, is entitled to a distribution preference of $0.25 upon liquidation, and is not redeemable.
Business Development Agreement [Member]
Common stock consulting fees, shares																														150,000
Common stock consulting fees, value																														$ 199,500